First Quarter Report
August 31, 2023 (Unaudited)
Columbia Select Large Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Large Cap Value Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.0%
Issuer	Shares	Value ($)
Communication Services 6.7%
Diversified Telecommunication Services 3.9%
Verizon Communications, Inc.	2,760,126	96,549,208
Interactive Media & Services 2.8%
Alphabet, Inc., Class A(a)	506,972	69,034,377
Total Communication Services		165,583,585
Consumer Discretionary 3.4%
Broadline Retail 0.1%
Qurate Retail, Inc.(a)	2,830,367	2,193,534
Specialty Retail 3.3%
Lowe’s Companies, Inc.	351,389	80,988,137
Total Consumer Discretionary		83,181,671
Consumer Staples 2.9%
Tobacco 2.9%
Philip Morris International, Inc.	758,139	72,826,832
Total Consumer Staples		72,826,832
Energy 10.4%
Energy Equipment & Services 2.7%
TechnipFMC PLC	3,475,433	66,172,245
Oil, Gas & Consumable Fuels 7.7%
Chevron Corp.	314,367	50,644,524
Marathon Petroleum Corp.	477,485	68,170,533
Williams Companies, Inc. (The)	2,082,934	71,923,711
Total		190,738,768
Total Energy		256,911,013
Financials 15.9%
Banks 9.5%
Bank of America Corp.	1,722,185	49,375,044
Citigroup, Inc.	1,179,075	48,684,007
JPMorgan Chase & Co.	397,853	58,217,829
Wells Fargo & Co.	1,897,449	78,345,669
Total		234,622,549
Capital Markets 1.8%
Morgan Stanley	510,316	43,453,407
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.6%
American International Group, Inc.	956,635	55,982,280
MetLife, Inc.	921,604	58,374,398
Total		114,356,678
Total Financials		392,432,634
Health Care 12.5%
Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	1,455,922	59,110,433
Health Care Providers & Services 7.9%
Centene Corp.(a)	782,023	48,211,718
Cigna Group (The)	302,063	83,447,924
Humana, Inc.	137,012	63,248,850
Total		194,908,492
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	878,262	54,144,853
Total Health Care		308,163,778
Industrials 8.1%
Aerospace & Defense 2.4%
RTX Corp.	693,175	59,640,777
Ground Transportation 1.4%
CSX Corp.	1,180,291	35,644,788
Machinery 1.8%
Caterpillar, Inc.	155,185	43,627,159
Passenger Airlines 2.5%
Southwest Airlines Co.	1,940,466	61,318,726
Total Industrials		200,231,450
Information Technology 14.8%
Communications Equipment 3.2%
Cisco Systems, Inc.	1,380,074	79,147,244
Electronic Equipment, Instruments & Components 3.5%
Corning, Inc.	2,622,178	86,059,882
Semiconductors & Semiconductor Equipment 5.5%
Applied Materials, Inc.	428,431	65,447,119
QUALCOMM, Inc.	619,286	70,926,826
Total		136,373,945
2	Columbia Select Large Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.6%
Teradata Corp.(a)	1,354,207	62,659,158
Total Information Technology		364,240,229
Materials 9.2%
Chemicals 2.8%
FMC Corp.	820,411	70,744,040
Metals & Mining 6.4%
Barrick Gold Corp.	4,668,020	75,668,604
Freeport-McMoRan, Inc.	2,049,850	81,809,514
Total		157,478,118
Total Materials		228,222,158
Utilities 10.1%
Electric Utilities 7.4%
FirstEnergy Corp.	2,283,030	82,348,892
PG&E Corp.(a)	6,180,823	100,747,415
Total		183,096,307
Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	3,628,083	65,051,528
Total Utilities		248,147,835
Total Common Stocks (Cost $1,752,625,930)		2,319,941,185
Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Consumer Discretionary 0.1%
Broadline Retail 0.1%
Qurate Retail, Inc.	8.000%	59,180	2,097,339
Total Consumer Discretionary			2,097,339
Total Preferred Stocks (Cost $11,365,798)			2,097,339

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(b),(c)	140,352,354	140,310,248
Total Money Market Funds (Cost $140,296,184)		140,310,248
Total Investments in Securities (Cost: $1,904,287,912)		2,462,348,772
Other Assets & Liabilities, Net		3,699,112
Net Assets		2,466,047,884

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	73,574,643	245,567,457	(178,836,413)	4,561	140,310,248	13,056	940,166	140,352,354
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Value Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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